Acquisitions - Schedule of Assets Acquired and Liabilities Assumed and Fair Value Adjustments (Detail) - USD ($) $ in Thousands	Feb. 19, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill recognized		$ 29,940	$ 29,940	$ 29,940
TFC Holding Company
Business Acquisition [Line Items]
Cash paid	$ 86,700
Goodwill recognized	25,900
TFC Holding Company | Book Value
Business Acquisition [Line Items]
Cash and cash equivalents	51,613
Interest-bearing deposits in other financial Institutions	2,320
Net investments - available for sale	15,952
Loans, gross	400,887
Allowance for loan losses	(9,857)
Bank premises and equipment	225
Deferred income taxes	4,027
Other assets	5,595
Total assets acquired	470,762
Deposits	404,465
Subordinated debentures	5,155
Other liabilities	566
Total liabilities assumed	410,186
Excess of assets acquired over liabilities assumed	60,576
Business combination, Recognized identifiable assets acquired and liabilities assumed, net	470,762
TFC Holding Company | Fair Value Adjustments
Business Acquisition [Line Items]
Net investments - available for sale	(106)
Loans, gross	(13,211)
Allowance for loan losses	9,857
Deferred income taxes	858
Other assets	1,699
Total assets acquired	(903)
Deposits	848
Subordinated debentures	(1,900)
Total liabilities assumed	(1,052)
Excess of assets acquired over liabilities assumed	149
Business combination, Recognized identifiable assets acquired and liabilities assumed, net	(903)
TFC Holding Company | Fair Value
Business Acquisition [Line Items]
Cash and cash equivalents	51,613
Interest-bearing deposits in other financial Institutions	2,320
Net investments - available for sale	15,846
Loans, gross	387,676
Bank premises and equipment	225
Deferred income taxes	4,885
Other assets	7,294
Total assets acquired	469,859
Deposits	405,313
Subordinated debentures	3,255
Other liabilities	566
Total liabilities assumed	409,134
Excess of assets acquired over liabilities assumed	60,725
Cash paid	86,664
Goodwill recognized	$ 25,939